Supplementary cash flows information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary cash flows information
Schedule of supplementary cash flows information

	2025	2024
	($)	($)
Changes in non-cash working capital items
Decrease (increase) in amounts receivable	(6,784)	1,576
Decrease (Increase) in inventory	2,572	674
Increase in other current assets	(379)	(195)
Decrease in accounts payable and accrued liabilities	(2,730)	(2,955)
	(7,321)	(900)
Additional information
Additions of Mining interest, property, plant and equipment included in Accounts payable and accrued liabilities	24,982	15,975
Paid borrowing costs	(1,036)	—